Note 22 - Commitments	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]
22.	Commitments

In addition to the La Garrucha agreements, Jarbas Agreement and Altoro Agreement (Note
6
), and Boa Vista Mineral Rights Agreement (Note
7
), as at
November 30, 2020,
the Company has entered into a land access agreement and a corporate development agreement, which requires the Company to pay the following amount for the following period:

Amount ($)
Year ended November 30, 2021	13,837
Total	13,837

The Company is renting or leasing various offices and storage spaces located in Brazil, Colombia and Peru that relate to lease agreements with terms of
12
months or less from the date of initial application or relate to low value assets.

Future rental payments are as follows:

	Amount ($)
Due within 1 year	93,724
1 – 3 years	3,244
3 – 5 years	-
More than 5 years	-
Total	96,968	(1)
(1)	Includes $17,356 related to low value assets and $79,612 related to short-term leases on the date of initial application.

The Company's commitments related to long-term leases at the date of initial application, that do not
relate to low value assets, are disclosed as lease liabilities (Note
11
).